Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Adjustment	Ordinary shares	Subscription receivable Adjustment	Subscription receivable	Additional paid-in capital Adjustment	Additional paid-in capital	Statutory reserve Adjustment	Statutory reserve	(Accumulated deficit) Retained earnings Adjustment	(Accumulated deficit) Retained earnings	Accumulated other comprehensive (loss) income Adjustment	Accumulated other comprehensive (loss) income	Total Pop Culture Group Co., Ltd’s Shareholders’ Equity Adjustment	Total Pop Culture Group Co., Ltd’s Shareholders’ Equity	Non- Controlling Interests Adjustment	Non- Controlling Interests	Adjustment	Total
Balance at Jun. 30, 2022			$ 24,050		$ (15,441)		$ 40,158,643		$ 1,499,369		$ 11,028,345		$ 69,019		$ 52,763,985		$ 8,367		$ 52,772,352
Balance (in Shares) at Jun. 30, 2022	[1]		2,405,001
Capital contribution from shareholders																	338,132		338,132
Acquisition of Non-controlling interests							15,617								15,617		(15,617)
Net loss for the period											(24,330,415)				(24,330,415)		(927,281)		(25,257,696)
Appropriation of statutory reserve									37,859		(37,859)
Foreign currency translation adjustment													(1,713,891)		(1,713,891)		39,251		(1,674,640)
Balance at Jun. 30, 2023		$ 24,050	$ 24,050	$ (15,441)	(15,441)	$ 40,174,260	40,174,260	$ 1,537,228	1,537,228	$ (14,598,647)	(13,339,929)	$ (1,644,872)	(1,644,872)	$ 25,476,578	26,735,296	$ (557,148)	(557,148)	$ 24,919,430	26,178,148
Balance (in Shares) at Jun. 30, 2023	[1]	2,405,001	2,405,001
Cumulative effect adjustment upon adoption of ASC 326										(1,258,718)				(1,258,718)				(1,258,718)
Fractional shares on reverse stock split		$ 340				(340)
Fractional shares on reverse stock split (in Shares)	[1]	34,040
Issuance of Class A Ordinary Shares		$ 15,000				2,285,223								2,300,223				2,300,223
Issuance of Class A Ordinary Shares (in Shares)	[1]	1,500,000
Net loss for the period										(12,407,127)				(12,407,127)		(224,988)		(12,632,115)	(12,632,115)
A wholly owned subsidiary changes to controlled subsidiary																25,663		25,663
Disposal of a subsidiary																775,657		775,657
Appropriation of statutory reserve								1,215	1,215	(1,215)
Foreign currency translation adjustment												(60,742)		(60,742)		(2,942)		(63,684)
Balance at Jun. 30, 2024		$ 39,390		$ (15,441)		$ 42,459,143		$ 1,538,443		$ (27,006,989)		$ (1,705,614)		$ 15,308,932		$ 16,242		$ 15,325,174	15,325,174
Balance (in Shares) at Jun. 30, 2024	[1]	3,939,041
Issuance of Class A Ordinary Shares			$ 100,000				9,900,000								10,000,000				10,000,000
Issuance of Class A Ordinary Shares (in Shares)	[1]		10,000,000
Offering cost paid							(59,588)								(59,588)				(59,588)
Shares issued for acquisition of subsidiaries			$ 30,000				3,070,000								3,100,000		20,305		3,120,305
Shares issued for acquisition of subsidiaries (in Shares)	[1]		3,000,000
Net loss for the period											(6,887,895)				(6,887,895)		(5,596)		(6,893,491)
Appropriation of statutory reserve									38,069		(38,069)
Foreign currency translation adjustment													120,177		120,177		888		121,065
Balance at Jun. 30, 2025			$ 169,390		$ (15,441)		$ 55,369,555		$ 1,576,512		$ (33,932,953)		$ (1,585,437)		$ 21,581,626		$ 31,839		$ 21,613,465
Balance (in Shares) at Jun. 30, 2025	[1]		16,939,041

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023